UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
            WASHINGTON, DC  20549

               FORM 13F

          FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OR QUARTER END: December 31,2008

CHECK HERE IF AMENDMENT {x};  AMENDMENT NUMBER:1
THIS AMENDMENT (CHECK ONLY ONE);  {x} IS A RESTATEMENT
                                  { } ADDS NEW ENDINGS ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT

NAME:          Bear Stearns Asset Management Inc.
ADDRESS:       237 PARK AVENUE
               NEW YORK, NY 10017
13F FILE NUMBER: 028-07164

THE  INSTITUTIONAL INVESTMENT  MANAGER FILING THIS REPORT
AND THE PERSON BY WHOM IT IS SIGNED HEREBY  REPRESENT THAT
THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT ,
THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND
COMPLETE , AND  THAT  IT IS  UNDERSTOOD THAT ALL  REQUIRED
ITEMS ,  STATEMENTS ,  SCHEDULES , LISTS  AND  TABLES  ARE
CONSIDERED INTEGRAL PARTS OF THIS FORM

THE PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:          Nicholas Tsoudis
TITLE:         Compliance Officer
PHONE:            212-272-6851
SIGNATURE, PLACE, AND DATE OF SIGNING:
Nicholas Tsoudis       New York, NY              March 18, 2009

REPORT TYPE (CHECK ONLY ONE):

{ }      13F HOLDINGS REPORT

{x}      13F NOTICE

{ }      13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

FORM 13F FILE NUMBER    NAME
	28-694         JPMorgan Chase & Co.

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